UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/11

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Canadian Imperial Holdings Inc.
Address: 425 Lexington Avenue, 3rd Floor
         New York, NY 10017

13F File Number: 028-11290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Thibeault
Title: Chief Compliance Officer
Phone: 212-667-8352

Signature, Place, and Date of Signing:

Jeffrey Thibeault
____________________      	  New York, NY              11/1/11
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $23,340 (x1000)





List of Other Included Managers:  NONE



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
PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER: CANADIAN IMPERIAL HOLDINGS INC.                        DATE JUN11
(COLUMN 1)              (COLUMN 2) (COLUMN 3)  (COLUMN 4)(COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ___________       ________ ________ ________      ________ ________ ________

ALLSTATE CORP                 COM  020002101        250     8,200SH          8,200        0        0         8,200        0        0
ALTRIA GROUP INC              COM  02209S103        310    11,753SH         11,753        0        0        11,753        0        0
BANK OF AMERICA CORPORATION   COM  060505104        549    50,075SH         50,075        0        0        50,075        0        0
BJ WHOLESALE CLUB INC         COM  05548j106        478     9,500SH          9,500        0        0         9,500        0        0
BRISTOL MYERS SQUIBB CO       COM  110122108        432    14,909SH         14,909        0        0        14,909        0        0
BUCYRUS INTL INC NEW          COM  118759109        229     2,500SH          2,500        0        0         2,500        0        0
CEPHALON INC                  COM  156708109        519     6,500SH          6,500        0        0         6,500        0        0
CHEVRON CORP NEW              COM  166764100        483     4,699SH          4,699        0        0         4,699        0        0
COMCAST CORP NEW              CL A 20030N200        502    20,709SH         20,709        0        0        20,709        0        0
CONSOLIDATED EDISON INC       COM  209115104        220     4,139SH          4,139        0        0         4,139        0        0
DELL INC                      COM  24702R101        304    18,219SH         18,219        0        0        18,219        0        0
DISCOVERY COMMUNICATNS NEW    CL C 25470F302        512    14,000SH         14,000        0        0        14,000        0        0
DOW CHEM CO                   COM  260543103        315     8,740SH          8,740        0        0         8,740        0        0
DST SYS INC DEL               COM  233326107        317     6,000SH          6,000        0        0         6,000        0        0
DUKE ENERGY CORP NEW          COM  26441C105        237    12,583SH         12,583        0        0        12,583        0        0
HEINZ H J CO                  COM  423074103        204     3,833SH          3,833        0        0         3,833        0        0
HERSHEY CO                    COM  427866108        289     5,087SH          5,087        0        0         5,087        0        0
JPMORGAN CHASE & CO           COM  46625H100        258     6,300SH          6,300        0        0         6,300        0        0
KINDER MORGAN ENERGY PARTNER  COM  494550106        472     6,500SH          6,500        0        0         6,500        0        0
LIBERTY GLOBAL INC            COM  530555309      1,151    26,945SH         26,945        0        0        26,945        0        0
LUBRIZOL CORP                 COM  549271104      3,519    26,209SH         26,209        0        0        26,209        0        0
MOLEX INC                     CL A 608554200        417    19,393SH         19,393        0        0        19,393        0        0
MERCK & CO INC NEW            COM  58933Y105        303     8,580SH          8,580        0        0         8,580        0        0
NATIONAL SEMICONDUCTOR CORP   COM  637640103        536    21,766SH         21,766        0        0        21,766        0        0
PEPSICO INC                   COM  713448108        432     6,134SH          6,134        0        0         6,134        0        0
PFIZER INC                    COM  717081103        288    13,994SH         13,994        0        0        13,994        0        0
PROCTER & GAMBLE CO           COM  742718109        311     4,889SH          4,889        0        0         4,889        0        0
RALCORP HLDGS INC NEW         COM  751028101        216     2,500SH          2,500        0        0         2,500        0        0
SANOFI                        COM  80105N903        494    12,300SH CALL    12,300        0        0        12,300        0        0
SAVVIS INC                    COM  805423308        296     7,500SH          7,500        0        0         7,500        0        0
SELECT SECTOR SPDR TR         SBI  81369Y605      2,763   180,000SH        180,000        0        0       180,000        0        0
SOUTHERN CO                   COM  842587107        226     5,601SH          5,601        0        0         5,601        0        0
SOUTHERN UN CO NEW            COM  844030106        732    18,224SH         18,224        0        0        18,224        0        0
SOUTHERN UN CO NEW            COM  844030956        602    15,000SH PUT     15,000        0        0        15,000        0        0
TIMBERLAND CO                 CL A 887100105        748    17,400SH         17,400        0        0        17,400        0        0
VARIAN SEMICONDUCTOR EQUIPMN  COM  922207105        737    12,000SH         12,000        0        0        12,000        0        0
VISA INC                      COM  92826C839      1,893    22,470SH         22,470        0        0        22,470        0        0
WAL MART STORES INC           COM  931142103        498     9,369SH          9,369        0        0         9,369        0        0
WELLS FARGO & CO NEW          COM  949746101        298    10,634SH         10,634        0        0        10,634        0        0
        PAGE TOTAL              39               23,340
       GRAND TOTAL              39               23,340


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